Short Term Bank Loans (Details Narrative) - Image P2P Trading Group Limited [Member]					6 Months Ended		12 Months Ended
	May 18, 2017 USD ($)	Apr. 28, 2017 USD ($)	Mar. 30, 2017 USD ($)	Mar. 16, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 18, 2017 CNY (¥)	Apr. 28, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 30, 2017 CNY (¥)	Mar. 16, 2016 CNY (¥)
Interest expense					$ 62,643	$ 12,663
Jiangxi Rural Credit Union & Rural Commercial Bank [Member]
Short term loan due date	Apr. 25, 2020	Apr. 25, 2020	Mar. 28, 2018	Mar. 09, 2017
Loan for general working capital	$ 295,120	$ 737,800	$ 1,475,601	$ 720,773
Bridge loan											$ 612,374
Interest expense							$ 36,508
Jiangxi Rural Credit Union & Rural Commercial Bank [Member] | Peng Qiu [Member]
Loan interest rate		4.35%	6.30%	6.30%						4.35%			6.30%	6.30%
Jiangxi Rural Credit Union & Rural Commercial Bank [Member] | Ming Guang Li [Member]
Loan interest rate		4.35%		6.30%						4.35%				6.30%
Jiangxi Rural Credit Union & Rural Commercial Bank [Member] | RMB [Member]
Loan for general working capital | ¥									¥ 2,000,000	¥ 5,000,000			¥ 10,000,000	¥ 5,000,000
Bridge loan | ¥												¥ 4,150,000